FRANKLIN TEMPLETON INVESTMENTS
                                         One Franklin Parkway
                                         San Mateo, CA 94403-1906
                                         Facsimile 650.312.7059
                                         Telephone 650.312.5651





October 2, 2008




Filed Via EDGAR (CIK #0001124459)
Securities and Exchange Commission
100 F Street NE
Washington DC 20549


RE:   Franklin Global Trust (the "Trust")
      File Nos. 333-46996 and 811-10157

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that each form of Prospectus and Statement of Additional Information for two series of the Trust, Franklin Large Cap Equity Fund and Fiduciary Small Capitalization Equity Fund, that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on September 30, 2008 under Rule 485(b).

Sincerely,



/s/ Karen L. Skidmore
Karen L. Skidmore
Vice President
Franklin Global Trust
And Senior Associate General Counsel
Franklin Resources, Inc.